FINANCIAL RISK MANAGEMENT, Financial Assets Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized financial assets	S/ 7,282,543	S/ 6,374,961
Net of financial assets presented in the consolidated statements of financial position	7,282,543	6,374,961
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(2,120,898)	(1,214,031)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(415,082)	(1,374,056)
Net amount	4,746,563	3,786,874
Receivables from Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized financial assets	1,661,628	1,214,497
Net of financial assets presented in the consolidated statements of financial position	1,661,628	1,214,497
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(237,575)	(85,156)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(70,621)	(33,784)
Net amount	1,353,432	1,095,557
Cash Collateral, Reverse Repurchase Agreements and Securities Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized financial assets	1,766,948	2,394,302
Net of financial assets presented in the consolidated statements of financial position	1,766,948	2,394,302
Related amounts not offset in the consolidated statement of financial position Financial Instruments	0	0
Related amounts not offset in the consolidated statement of financial position Cash collateral received	(344,461)	(1,340,272)
Net amount	1,422,487	1,054,030
Investments at Fair Value Through Other Comprehensive Income and Amortized Cost Pledged as Collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized financial assets	3,853,967
Net of financial assets presented in the consolidated statements of financial position	3,853,967
Related amounts not offset in the consolidated statement of financial position Financial Instruments	(1,883,323)
Related amounts not offset in the consolidated statement of financial position Cash collateral received	0
Net amount	S/ 1,970,644
Available-for-sale and Held-to-maturity Investments Pledged as Collateral [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amounts recognized financial assets		2,766,162
Net of financial assets presented in the consolidated statements of financial position		2,766,162
Related amounts not offset in the consolidated statement of financial position Financial Instruments		(1,128,875)
Related amounts not offset in the consolidated statement of financial position Cash collateral received		0
Net amount		S/ 1,637,287